Components Of Restructuring Charges By Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Sep. 29, 2012	Oct. 31, 2011	Oct. 01, 2011	Oct. 02, 2010
Restructuring Cost and Reserve [Line Items]
Severance & termination benefits	$ 3	$ 3	$ 7		$ 11	$ 7
Facility exit costs	2	1	4		10	15
Asset impairment		19	20		200	19
Non-cash asset impairment			20	35	35	19
Total	5	23	31		56	41
Rigid Open Top
Restructuring Cost and Reserve [Line Items]
Severance & termination benefits	1				2
Facility exit costs						2
Total	1				2	2
Rigid Closed Top
Restructuring Cost and Reserve [Line Items]
Severance & termination benefits	1	2	3		3
Facility exit costs	1		2		1	3
Asset impairment		3
Non-cash asset impairment			4		4
Total	2	5	9		8	3
Engineered Materials
Restructuring Cost and Reserve [Line Items]
Severance & termination benefits	1	1	4		2
Facility exit costs		1	2		7	4
Asset impairment		16
Non-cash asset impairment			16		22	9
Total	1	18	22		31	13
Flexible Packaging
Restructuring Cost and Reserve [Line Items]
Severance & termination benefits					4	7
Facility exit costs	1				2	6
Non-cash asset impairment					9	10
Total	$ 1				$ 15	$ 23